Equity - Reconciliation of the number of shares outstanding (Details) - shares shares in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Equity [abstract]
Balance as of beginning of the year (in shares)	5,525,601	5,587,016	5,634,993
Settlement of share-based payments (in shares)	24,380	16,886	15,986
Acquisition of treasury shares (in shares)	(176,832)	(78,301)	(63,963)
Balance as of end of the year (in shares)	5,373,149	5,525,601	5,587,016